ACCRUED EXPENSES AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
ACCRUED EXPENSES AND OTHER LIABILITIES
Schedule of accrued expenses and other liabilities

	As of December 31,
	2023	2024
	RMB	RMB
Accrued payroll and welfare	58,451	42,557
Freight payable	10,580	16,879
Deposit from suppliers	15,595	11,619
Installation fee payables	271	—
Product warranty	5,007	40,568
Marketing and promotion expenses	3,065	4,187
Payment for purchase of property	43,322	40,183
Other tax payable	696	6,826
Professional fee payables	1,754	7,547
Refund liabilities	27	224
Other current liabilities	32,046	12,029
Total	170,814	182,619
Less: non-current portion	—	(14,492)
Accrued expenses and other liabilities-current portion	170,814	168,127

Schedule of product warranty activities

Product Warranty
RMB
Balance at December 31, 2022	6,559
Provided during the year	84,732
Utilized during the year	(56,078)
Disposed during the year	(30,206)
Balance at December 31, 2023	5,007
Provided during the year	88,889
Utilized during the year	(46,914)
Disposed during the year	(6,414)
Balance at December 31, 2024	40,568